MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated April 30, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the section titled Portfolio Manager:

The information for Marc L. Baylin is hereby deleted.

Portfolio Manager: Julie Van Cleave

Ms. Van Cleave is a Vice President of OFI. She has managed the Fund since April 2010.

MASSMUTUAL PREMIER FUNDS

Supplement dated April 30, 2010 to the

Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Capital Appreciation Fund found on page 55 in the section titled Portfolio Manager:

The information for Marc L. Baylin is hereby deleted.

Portfolio Manager: Julie Van Cleave

Ms. Van Cleave is a Vice President of OFI. She has managed the Fund since April 2010.

The following information replaces similar information for OppenheimerFunds, Inc. (“OFI”) found on page 102 in the section titled Subadvisers and Portfolio Managers relating to the Capital Appreciation Fund:

The information for Marc L. Baylin is hereby deleted.

Julie Van Cleave

is the portfolio manager of the Capital Appreciation Fund. Ms. Van Cleave, a Chartered Financial Analyst, is a Vice President and Senior Portfolio Manager of OFI. Prior to joining OFI in April 2010, she was a Managing Director, U.S. Large-Cap Growth Equity, and lead portfolio manager at Deutsche Asset Management from December 2002 to February 2009. Prior to that, Ms. Van Cleave was a Managing Director, a portfolio manager and a team leader with Mason Street Advisors, a wholly owned subsidiary of Northwestern Mutual Life.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-10-02

MASSMUTUAL PREMIER FUNDS

Supplement dated April 30, 2010 to the

Statement of Additional Information dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for OppenheimerFunds, Inc. (“OFI”) on page 166 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Marc L. Baylin is hereby deleted.

“Other Accounts Managed” as of 03-31-10

MassMutual Premier Capital Appreciation Fund

Portfolio Manager	Registered Investment Companies Managed[3]	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed[3]	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed[2]	Total Assets in Other Accounts Managed[1]
Julie Van Cleave	6	$10,153	1	$110	2	$1,182

1	In millions
2	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics applicable to OFI employees, officers and directors.
3	None of the accounts have performance-based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-10-02